Income Taxes (Details) - USD ($)	Aug. 31, 2016	Aug. 31, 2015
Deferred tax assets:
Net operating loss carryforwards	$ 5,995,528	$ 4,817,277
Capitalized research and development	1,285,254	1,157,431
Depreciation	(82)	(5,615)
Stock based compensation	1,207,988	1,425,291
Foreign affiliate interest expense	190,173
Research and development credit carry forward	369,117	310,797
Total deferred tax assets	9,047,979	7,705,181
Less: valuation allowance	(9,047,979)	(7,705,181)
Net deferred tax asset